Operating expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Selling and marketing expenses:
Promotion expenses	$ 216,423	$ 699,307	$ 939,878
Telecommunications service fees	76,058	756,546	461,216
Union pay service charges	54,424	175,026	235,038
Employee compensation	98,045	141,038	159,216
Employee benefit expenses	19,259	22,593	11,784
Total Selling and marketing expenses	464,209	1,794,510	1,807,132
General and administrative expenses:
Employee compensation	1,977,184	2,569,912	2,620,776
Consulting fees	264,800	253,676	216,309
Audit fees	258,500	432,100	152,925
Insurance fee	44,519	171,895	151,890
Daily expenses	119,939	90,801	120,445
Attorney fee	429,087	272,887	94,666
Investment relationship fee	51,889	19,292	90,581
Rental fee	235,069	90,748	77,768
Employee benefit expenses	74,743	60,471	39,880
Depreciation expenses	90,074	12,695
Amortization of intangible assets	32,997	20,681
Entertainment	14,800	26,344	17,673
Other	65,932	122,799	71,536
Total General and administrative expenses	3,659,533	4,144,301	3,654,449
Operating expenses	$ 4,123,742	$ 5,938,811	$ 5,461,581
Short-term lease, lease term	12 months